Trade receivables (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Trade receivables [line items]
Trade receivables	€ 38,764	€ 36,572		€ 27,990
Amortization receivables	(1,873)	(990)		(511)
Total	€ 36,891	€ 35,582	[1]	€ 27,479

[1]	* The year 2017 have been restated to reflect the final accounting of the ACTech business combination. See Note 2 for more information.